Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2020
Separate Accounts Disclosure 1 [Abstract]
Segregated Fund Types by Percentage of Investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2020 and 2019:

Type of fund	%
Money market	1 to 5
Fixed income	10 to 15
Balanced	40 to 45
Equity	40 to 45

Carrying Value of Investments Held for Segregated Fund Holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2020	2019
Segregated and mutual fund units	$111,789	$102,071
Equity securities	9,733	10,565
Debt securities	3,874	3,825
Cash, cash equivalents and short-term securities	693	589
Investment properties	387	403
Mortgages	19	21
Other assets	140	146
Total assets	$126,635	$117,620
Less: Liabilities arising from investing activities	714	647
Total investments for account of segregated fund holders	$125,921	$116,973

Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders
Changes in insurance contracts and investment contracts for account of segregated fund holders are as follows:

For the years ended December 31,	2020	2019
Balance as at January 1	$116,973	$103,062
Additions to segregated funds:
Deposits	12,880	11,958
Net transfer (to) from general funds	(1,825)	(437)
Net realized and unrealized gains (losses)	5,643	11,544
Other investment income	4,275	4,665
Total additions	$20,973	$27,730
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,618	12,024
Management fees	1,126	1,109
Taxes and other expenses	396	385
Foreign exchange rate movements	(115)	301
Total deductions	$12,025	$13,819
Net additions (deductions)	$8,948	$13,911
Balance as at December 31	$125,921	$116,973